Note 2 - Summary of Significant Accounting Policies (Details) - Intangible Assets, Net In Thousands, unless otherwise specified						12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Brand Names [Member] CNY	Dec. 31, 2013 Brand Names [Member] CNY	Dec. 31, 2014 Minimum [Member] Trade Names [Member]	Dec. 31, 2013 Minimum [Member] Trade Names [Member]	Dec. 31, 2014 Minimum [Member] Customer Relationships [Member]	Dec. 31, 2013 Minimum [Member] Customer Relationships [Member]	Dec. 31, 2014 Minimum [Member] Noncompete Agreements [Member]	Dec. 31, 2013 Minimum [Member] Noncompete Agreements [Member]	Dec. 31, 2014 Minimum [Member] Agency Agreement and License [Member]	Dec. 31, 2013 Minimum [Member] Agency Agreement and License [Member]	Dec. 31, 2014 Minimum [Member] Computer Software, Intangible Asset [Member]	Dec. 31, 2013 Minimum [Member] Computer Software, Intangible Asset [Member]	Dec. 31, 2014 Maximum [Member] Trade Names [Member]	Dec. 31, 2013 Maximum [Member] Trade Names [Member]	Dec. 31, 2014 Maximum [Member] Customer Relationships [Member]	Dec. 31, 2013 Maximum [Member] Customer Relationships [Member]	Dec. 31, 2014 Maximum [Member] Noncompete Agreements [Member]	Dec. 31, 2013 Maximum [Member] Noncompete Agreements [Member]	Dec. 31, 2014 Maximum [Member] Agency Agreement and License [Member]	Dec. 31, 2013 Maximum [Member] Agency Agreement and License [Member]	Dec. 31, 2014 Maximum [Member] Computer Software, Intangible Asset [Member]	Dec. 31, 2013 Maximum [Member] Computer Software, Intangible Asset [Member]	Dec. 31, 2014 Trade Names [Member] CNY	Dec. 31, 2013 Trade Names [Member] CNY	Dec. 31, 2014 Customer Relationships [Member] CNY	Dec. 31, 2013 Customer Relationships [Member] CNY	Dec. 31, 2014 Noncompete Agreements [Member] CNY	Dec. 31, 2013 Noncompete Agreements [Member] CNY	Dec. 31, 2014 Agency Agreement and License [Member] CNY	Dec. 31, 2013 Agency Agreement and License [Member] CNY	Dec. 31, 2014 Computer Software, Intangible Asset [Member] CNY	Dec. 31, 2013 Computer Software, Intangible Asset [Member] CNY
Note 2 - Summary of Significant Accounting Policies (Details) - Intangible Assets, Net [Line Items]
Useful life (Years)						9 years 146 days	9 years 146 days	4 years 219 days	4 years 219 days	3 years	3 years	4 years 219 days	4 years 219 days	5 years	5 years	10 years	10 years	9 years 292 days	9 years 292 days	6 years 3 months	6 years 3 months	9 years 292 days	9 years 292 days	10 years	10 years
Cost		196,963	177,654	24,091	24,091																					8,898	8,898	67,096	54,706	69,485	68,215	21,394	16,004	5,999	5,740
Accumulated amortization		(103,948)	(87,122)																							(3,867)	(2,925)	(48,012)	(39,738)	(32,557)	(29,835)	(14,789)	(10,989)	(4,723)	(3,635)
Impairment loss		(61,417)	(61,417)	(20,384)	(20,384)																							(5,760)	(5,760)	(34,692)	(34,692)	(581)	(581)
Net carrying values	$ 5,093	31,598	29,115	3,707	3,707																					5,031	5,973	13,324	9,208	2,236	3,688	6,024	4,434	1,276	2,105